CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue from fees (including related party revenues of $622,260, $653,471 and $445,866 for the years ended December 31, 2023, 2022 and 2021, respectively)		$ 772,814	$ 685,414	$ 445,866
Other Income
Interest income		38,748	57,758	28,877
Investment income (loss)	[1]	489	5,756	(155)
Total Revenue and Other Income		812,051	748,928	474,588
Production costs		508,944	451,084	232,324
Technology, data and product development		74,383	150,933	66,211
Sales and marketing		49,773	104,203	49,627
General and administrative		203,351	294,213	132,235
Total Costs and Operating Expenses		836,451	1,000,433	480,397
Operating Income (Loss)		(24,400)	(251,505)	(5,809)
Other income (expenses), net		(156,768)	(24,869)	(55,839)
Income (Loss) Before Income Taxes		(181,168)	(276,374)	(61,648)
Income tax expense (benefit)		15,571	16,400	7,875
Net Loss Including Noncontrolling Interests		(196,739)	(292,774)	(69,523)
Less: Net income (loss) attributable to noncontrolling interests		(68,301)	9,547	21,628
Net Income (Loss) Attributable to Pagaya Technologies Ltd.		(128,438)	(302,321)	(91,151)
Per share data:
Net income (loss) attributable to Pagaya Technologies Ltd.		(128,438)	(302,321)	(91,151)
Less: Undistributed earnings allocated to participating securities		0	(12,205)	(19,558)
Deemed dividend from secondary transactions		0	0	(23,612)
Net income (loss) attributed to Pagaya Technologies Ltd.		$ (128,438)	$ (314,526)	$ (134,321)
Net income (loss) per share attributable to Pagaya Technologies Ltd.:
Basic (in dollars per share)	[2]	$ (2.14)	$ (8.22)	$ (8.25)
Diluted (in dollars per share)	[2]	$ (2.14)	$ (8.22)	$ (8.25)
Weighted average shares outstanding:
Basic (in shares)	[2]	60,038,893	38,253,737	16,276,048
Diluted (in shares)	[2]	60,038,893	38,253,737	16,276,048

[1]	Includes income from proprietary investments.
[2]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.